UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019

(Address of principal executive offices) (Zip code)

Mark Kemper, Esq.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, NY 10019

(Name and address of agent for service)

Copy to:

Bruce Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.  Schedule of Investments

UBS-HALO Emerging Markets Equity Relationship Fund

Industry diversification — September 30, 2017 (unaudited)1

Common stocks	Percentage of net assets
Automobiles	5.44%
Banks	24.22
Beverages	1.89
Diversified consumer services	3.71
Electric utilities	2.33
Electronic equipment, instruments & components	4.42
Food & staples retailing	2.68
Insurance	4.49
Internet software & services	10.99
Media	4.39
Metals & mining	6.10
Oil, gas & consumable fuels	7.01
Paper & forest products	2.04
Personal products	2.67
Real estate management & development	3.17
Semiconductors & semiconductor equipment	5.43
Technology hardware, storage & peripherals	7.28

Total common stocks	98.26%
Short-term investments	1.67

Total investments	99.93%
Cash and other assets, less liabilities	0.07

Net assets	100.00%

1	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS-HALO Emerging Markets Equity Relationship Fund

Portfolio of investments — September 30, 2017 (unaudited)

	Shares	Value
Common stocks: 98.26%
Bermuda: 3.47%
Brilliance China Automotive Holdings Ltd.	550,000	$1,464,489

Brazil: 6.47%
Banco Bradesco SA ADR*	155,104	1,717,001
Vale SA*	100,777	1,014,086

Total Brazil common stocks		2,731,087

Cayman Islands: 17.86%
Alibaba Group Holding Ltd. ADR*	14,560	2,514,658
China Resources Land Ltd.	436,766	1,336,308
New Oriental Education & Technology Group, Inc. ADR	17,722	1,564,144
Tencent Holdings Ltd.	49,300	2,121,801

Total Cayman Islands common stocks		7,536,911

China: 7.55%
China Construction Bank Corp., H Shares	1,555,000	1,289,928
Ping An Insurance Group Co. of China Ltd., H Shares	247,000	1,895,597

Total China common stocks		3,185,525

India: 11.20%
Bharat Petroleum Corp. Ltd.	247,376	1,784,879
HDFC Bank Ltd.	40,871	1,129,834
Mahindra & Mahindra Ltd.	43,188	829,280
Power Grid Corp. of India Ltd.	304,951	985,068

Total India common stocks		4,729,061

Indonesia: 3.75%
Bank Mandiri Persero Tbk. PT	3,166,600	1,581,067

Mexico: 3.07%
Grupo Financiero Banorte SAB de CV, Class O	188,200	1,297,867

Poland: 1.93%
Powszechna Kasa Oszczednosci Bank Polski SA*	84,250	815,717

Russia: 8.97%
LUKOIL PJSC ADR	22,143	1,174,243
Magnit PJSC GDR[1]	27,662	1,132,759
Sberbank of Russia PJSC	442,098	1,477,219

Total Russia common stocks		3,784,221

South Africa: 4.39%
Naspers Ltd., Class N	8,592	1,853,099

South Korea: 13.65%
LG Household & Health Care Ltd.	1,380	1,127,760
POSCO	5,636	1,559,883
Samsung Electronics Co. Ltd.	1,373	3,073,621

Total South Korea common stocks		5,761,264

Taiwan: 9.85%
Delta Electronics, Inc.	158,000	812,821
Largan Precision Co. Ltd.	6,000	1,054,610
Taiwan Semiconductor Manufacturing Co. Ltd.	321,000	2,291,799

Total Taiwan common stocks		4,159,230

Thailand: 4.06%
Bangkok Bank PCL (Registered)	163,400	913,766
Thai Beverage PCL	1,203,300	798,386

Total Thailand common stocks		1,712,152

UBS-HALO Emerging Markets Equity Relationship Fund

Portfolio of investments — September 30, 2017 (unaudited)

	Shares	Value
Common stocks — (Concluded)
United Kingdom: 2.04%
Mondi plc	31,981	$859,234

Total common stocks (cost $29,862,997)		41,470,924

Short-term investments: 1.67%
Investment companies: 1.67%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $704,968)	704,968	704,968

Total investments: 99.93% (cost $30,567,965)		42,175,892
Cash and other assets, less liabilities: 0.07%		31,219

Net assets: 100.00%		$42,207,111

UBS-HALO Emerging Markets Equity Relationship Fund

Portfolio of investments — September 30, 2017 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$41,470,924	$—	$—	$41,470,924
Short-term investments	704,968	—	—	704,968
Total	$42,175,892	$—	$—	$42,175,892

At September 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

UBS International Equity Relationship Fund

Industry diversification — September 30, 2017 (unaudited)1

Common stocks	Percentage of net assets
Aerospace & defense	2.09%
Airlines	1.27
Auto components	2.55
Automobiles	2.68
Banks	13.20
Biotechnology	2.03
Chemicals	4.61
Commercial services & supplies	1.28
Diversified financial services	3.29
Diversified telecommunication services	4.46
Electric utilities	0.70
Electronic equipment, instruments & components	0.09
Food & staples retailing	3.36
Health care providers & services	0.19
Hotels, restaurants & leisure	0.82
Household durables	2.51
Industrial conglomerates	1.48
Insurance	5.66
IT services	1.07
Life sciences tools & services	1.52
Machinery	3.80
Marine	0.79
Media	0.80
Metals & mining	4.50
Oil, gas & consumable fuels	8.91
Personal products	2.54
Pharmaceuticals	6.99
Real estate management & development	0.98
Semiconductors & semiconductor equipment	1.95
Software	3.17
Tobacco	2.67
Trading companies & distributors	1.68
Transportation infrastructure	0.99
Wireless telecommunication services	1.65

Total common stocks	96.28%
Short-term investments	0.15

Total investments	96.43%
Cash and other assets, less liabilities	3.57

Net assets	100.00%

1	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS International Equity Relationship Fund

Portfolio of investments — September 30, 2017 (unaudited)

	Shares	Value
Common stocks: 96.28%
Australia: 2.72%
Insurance Australia Group Ltd.	93,950	$469,433
Rio Tinto Ltd.	8,708	454,437
Wesfarmers Ltd.	17,982	582,963

Total Australia common stocks		1,506,833

Austria: 2.08%
Erste Group Bank AG*	26,703	1,153,370

Belgium: 0.33%
Galapagos NV*	1,773	180,612

Bermuda: 1.48%
Jardine Matheson Holdings Ltd.	12,900	817,344

Canada: 6.12%
Enerplus Corp.	25,984	256,352
Husky Energy, Inc.*	47,749	597,747
Paramount Resources Ltd., Class A*	7,968	157,732
Suncor Energy, Inc.	32,034	1,122,698
Toronto-Dominion Bank (The)	22,307	1,255,914

Total Canada common stocks		3,390,443

Denmark: 2.58%
AP Moller - Maersk A/S, Class B	229	434,996
Novo Nordisk A/S, Class B	20,766	992,744

Total Denmark common stocks		1,427,740

Finland: 0.99%
Sampo OYJ, Class A	10,384	548,842

France: 7.16%
Credit Agricole SA	61,647	1,120,596
Peugeot SA	23,151	551,348
Sanofi	15,924	1,581,116
Thales SA	6,292	712,269

Total France common stocks		3,965,329

Germany: 9.86%
Deutsche Telekom AG (Registered)	84,375	1,574,124
Fresenius SE & Co. KGaA	1,319	106,397
Infineon Technologies AG	26,351	662,438
KION Group AG	11,488	1,099,384
MTU Aero Engines AG	2,803	447,071
SAP SE	7,490	820,532
thyssenkrupp AG	25,381	752,195

Total Germany common stocks		5,462,141

Hong Kong: 2.83%
AIA Group Ltd.	160,045	1,180,115
Power Assets Holdings Ltd.	44,500	385,379

Total Hong Kong common stocks		1,565,494

Ireland: 2.79%
ICON plc*	7,400	842,712
Ryanair Holdings plc ADR*	6,687	704,944

Total Ireland common stocks		1,547,656

UBS International Equity Relationship Fund

Portfolio of investments — September 30, 2017 (unaudited)

	Shares	Value
Common stocks — (Continued)
Italy: 4.81%
Atlantia SpA	17,392	$549,040
Autogrill SpA	34,965	454,577
Banca Mediolanum SpA	101,798	890,331
UniCredit SpA*	36,044	767,659

Total Italy common stocks		2,661,607

Japan: 20.39%
Inpex Corp.	74,400	790,448
KDDI Corp.	34,600	912,315
Mitsui Fudosan Co. Ltd.	25,000	542,102
Nabtesco Corp.	12,900	479,200
ORIX Corp.	57,900	933,655
Otsuka Holdings Co. Ltd.	16,500	655,601
Shin-Etsu Chemical Co. Ltd.	11,400	1,019,187
Sony Corp.	37,400	1,391,303
Sumitomo Electric Industries Ltd.	39,000	637,032
Sumitomo Mitsui Financial Group, Inc.	16,800	644,977
Takeda Pharmaceutical Co. Ltd.	11,600	640,590
THK Co. Ltd.	15,400	524,168
Tokyo Electron Ltd.	2,700	414,628
Toyota Industries Corp.	13,500	776,227
Toyota Motor Corp.	15,600	930,247

Total Japan common stocks		11,291,680

Jersey: 2.77%
Glencore plc*	128,282	587,891
Shire plc	18,583	943,258

Total Jersey common stocks		1,531,149

Netherlands: 7.46%
ABN AMRO Group NV CVA[1,2]	11,097	332,348
ASR Nederland NV	23,388	935,553
Koninklijke Ahold Delhaize NV	27,756	518,972
Koninklijke DSM NV	11,414	934,332
Unilever NV CVA	23,805	1,407,882

Total Netherlands common stocks		4,129,087

Norway: 4.23%
Statoil ASA	42,385	847,753
Telenor ASA	42,427	897,069
Yara International ASA	13,383	599,375

Total Norway common stocks		2,344,197

Spain: 2.27%
Banco Santander SA	116,617	814,159
Mediaset Espana Comunicacion SA	39,426	445,147

Total Spain common stocks		1,259,306

United Kingdom: 15.41%
Anglo American plc	38,698	694,602
Ashtead Group plc	38,638	931,431
Babcock International Group plc	64,018	709,864
BP plc	181,685	1,162,024
British American Tobacco plc	23,606	1,477,849
HSBC Holdings plc	123,507	1,219,896

UBS International Equity Relationship Fund

Portfolio of investments — September 30, 2017 (unaudited)

	Shares	Value
Common stocks — (Concluded)
United Kingdom: 15.41% —(Concluded)
Sage Group plc (The)	99,695	$933,135
Spectris plc	1,515	48,925
Tesco plc*	302,266	758,026
Worldpay Group plc[1,2]	108,986	594,388

Total United Kingdom common stocks		8,530,140

Total common stocks (cost $43,709,060)		53,312,970

Short-term investments: 0.15%
Investment companies: 0.15%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $80,690)	80,690	80,690

Total investments: 96.43% (cost $43,789,750)		53,393,660
Cash and other assets, less liabilities: 3.57%		1,975,624

Net assets: 100.00%		$55,369,284

UBS International Equity Relationship Fund

Portfolio of investments — September 30, 2017 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)
JPMCB	DKK	2,950,000	USD	470,709	10/27/17	$1,512
JPMCB	EUR	3,975,000	USD	4,719,855	10/27/17	15,622
JPMCB	GBP	1,445,000	USD	1,946,473	10/27/17	8,612
JPMCB	HKD	5,390,000	USD	690,320	10/27/17	(151)
JPMCB	NOK	13,970,000	USD	1,784,869	10/27/17	29,874
JPMCB	USD	733,900	AUD	925,000	10/27/17	(8,552)
JPMCB	USD	449,658	CAD	555,000	10/27/17	(4,780)
JPMCB	USD	3,497,412	CHF	3,380,000	10/27/17	(1,296)
JPMCB	USD	342,753	ILS	1,205,000	10/27/17	(1,575)
JPMCB	USD	410,040	JPY	45,700,000	10/27/17	(3,417)
JPMCB	USD	1,495,870	SEK	12,020,000	10/27/17	(18,082)
JPMCB	USD	525,607	SGD	710,000	10/27/17	(2,030)
Net unrealized appreciation on forward foreign currency contracts						$15,737

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$53,312,970	$—	$—	$53,312,970
Short-term investments	80,690	—	—	80,690
Forward foreign currency contracts	—	55,620	—	55,620
Total	$53,393,660	$55,620	$—	$53,449,280
Liabilities
Forward foreign currency contracts	$—	$(39,883)	$—	$(39,883)

At September 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

UBS U.S. Equity Alpha Relationship Fund

Industry diversification — September 30, 2017 (unaudited)1

Common stocks	Percentage of net assets
Aerospace & defense	4.97%
Auto components	1.48
Banks	4.70
Beverages	2.20
Biotechnology	7.04
Building products	1.82
Chemicals	2.70
Communications equipment	1.89
Consumer finance	3.26
Distributors	1.80
Diversified financial services	0.95
Electronic equipment, instruments & components	1.49
Equity real estate investment trusts (REITs)	2.41
Food & staples retailing	1.31
Food products	3.06
Health care equipment & supplies	0.69
Health care providers & services	5.76
Hotels, restaurants & leisure	2.14
Household durables	3.13
Insurance	9.16
Internet & direct marketing retail	5.11
Internet software & services	3.89
IT services	2.12
Life sciences tools & services	1.90
Machinery	2.58
Media	3.73
Oil, gas & consumable fuels	5.45
Pharmaceuticals	5.16
Semiconductors & semiconductor equipment	13.54
Software	7.36
Specialty retail	2.48
Technology hardware, storage & peripherals	2.05
Tobacco	4.42
Wireless telecommunication services	1.26

Total common stocks	123.01%
Short-term investments	0.29

Total investments before investments sold short	123.30%

Investments sold short Common stocks	Percentage of net assets
Beverages	(1.04)%
Biotechnology	(2.26)
Capital markets	(1.00)
Chemicals	(0.31)
Commercial services & supplies	(1.32)
Communications equipment	(0.76)
Electronic equipment, instruments & components	(1.61)
Food products	(0.84)
Health care equipment & supplies	(1.61)
Health care providers & services	(1.23)
Hotels, restaurants & leisure	(2.28)
Household products	(0.34)
Insurance	(1.12)
Internet software & services	(0.59)
IT services	(0.38)
Life sciences tools & services	(1.61)
Semiconductors & semiconductor equipment	(1.91)
Software	(2.35)
Specialty retail	(1.52)
Technology hardware, storage & peripherals	(0.23)

Total investments sold short	(24.31)%
Total investments, net of investments sold short	98.99%
Cash and other assets, less liabilities	1.01

Net assets	100.00%

1	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2017 (unaudited)

	Shares	Value
Common stocks: 123.01%
Aerospace & defense: 4.97%
Spirit AeroSystems Holdings, Inc., Class A1	98,000	$7,616,560
United Technologies Corp.[1]	42,531	4,936,999

		12,553,559

Auto components: 1.48%
Delphi Automotive plc	38,000	3,739,200

Banks: 4.70%
JPMorgan Chase & Co.[1]	71,063	6,787,227
US Bancorp[1]	49,461	2,650,615
Wells Fargo & Co.[1]	44,327	2,444,634

		11,882,476

Beverages: 2.20%
PepsiCo, Inc.[1]	49,803	5,549,548

Biotechnology: 7.04%
Alkermes plc*	35,600	1,809,904
Alnylam Pharmaceuticals, Inc.*,[1]	33,352	3,918,526
Celgene Corp.*,[1]	32,959	4,806,081
Emergent BioSolutions, Inc.*	48,024	1,942,571
Incyte Corp.*	12,375	1,444,658
Ironwood Pharmaceuticals, Inc.*	156,401	2,466,444
Lexicon Pharmaceuticals, Inc.*,[1]	113,823	1,398,885

		17,787,069

Building products: 1.82%
Allegion plc	53,300	4,608,851

Chemicals: 2.70%
LyondellBasell Industries NV, Class A	39,585	3,920,894
Olin Corp.	84,437	2,891,968

		6,812,862

Communications equipment: 1.89%
Arista Networks, Inc.*,[1]	25,261	4,789,738

Consumer finance: 3.26%
American Express Co.[1]	29,239	2,644,960
Synchrony Financial[1]	180,068	5,591,111

		8,236,071

Distributors: 1.80%
LKQ Corp.*	126,206	4,542,154

Diversified financial services: 0.95%
Voya Financial, Inc.	60,190	2,400,979

Electronic equipment, instruments & components: 1.49%
Jabil, Inc.[1]	131,641	3,758,351

Equity real estate investment trusts (REITs): 2.41%
Simon Property Group, Inc.[1]	37,879	6,098,898
Food & staples retailing: 1.31%
Walgreens Boots Alliance, Inc.[1]	42,986	3,319,379

Food products: 3.06%
Mondelez International, Inc., Class A1	190,499	7,745,689

Health care equipment & supplies: 0.69%
Wright Medical Group NV*	67,206	1,738,619

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2017 (unaudited)

	Shares	Value
Common stocks — (Continued)
Health care providers & services: 5.76%
Cigna Corp.	22,844	$4,270,458
Laboratory Corp. of America Holdings*	21,257	3,209,169
UnitedHealth Group, Inc.[1]	36,093	7,068,814

		14,548,441

Hotels, restaurants & leisure: 2.14%
Norwegian Cruise Line Holdings Ltd.*,[1]	100,100	5,410,405

Household durables: 3.13%
Lennar Corp., Class A1	61,676	$3,256,493
Newell Brands, Inc.[1]	109,109	4,655,681

		7,912,174

Insurance: 9.16%
Allstate Corp. (The)[1]	64,079	5,889,501
Aon plc[1]	35,300	5,157,330
Brighthouse Financial, Inc.*,[1]	8,717	529,994
Marsh & McLennan Cos., Inc.[1]	78,469	6,576,487
MetLife, Inc.[1]	95,891	4,981,537

		23,134,849

Internet & direct marketing retail: 5.11%
Amazon.com, Inc.*,[1]	9,413	9,049,187
Expedia, Inc.[1]	26,820	3,860,471

		12,909,658

Internet software & services: 3.89%
Facebook, Inc., Class A*,[1]	57,559	9,835,106

IT services: 2.12%
Visa, Inc., Class A1	50,999	5,367,135

Life sciences tools & services: 1.90%
Bio-Rad Laboratories, Inc., Class A*,[1]	21,653	4,811,730

Machinery: 2.58%
Gardner Denver Holdings, Inc.*	127,600	3,511,552
Wabtec Corp.	39,560	2,996,670

		6,508,222

Media: 3.73%
CBS Corp. (Non-Voting), Class B1	70,582	4,093,756
Walt Disney Co. (The)[1]	53,974	5,320,217

		9,413,973

Oil, gas & consumable fuels: 5.45%
Delek US Energy, Inc.	97,969	2,618,711
EOG Resources, Inc.[1]	42,838	4,144,148
Hess Corp.	49,588	2,325,181
Noble Energy, Inc.	85,440	2,423,079
WPX Energy, Inc.*	196,890	2,264,235

		13,775,354

Pharmaceuticals: 5.16%
Allergan plc[1]	19,656	4,028,497
Eli Lilly & Co.[1]	64,049	5,478,752
Mallinckrodt plc*,[1]	50,758	1,896,827
Medicines Co. (The)*,[1]	44,209	1,637,501

		13,041,577

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2017 (unaudited)

	Shares	Value
Common stocks — (Continued)
Semiconductors & semiconductor equipment: 13.54%
Cavium, Inc.*	42,538	$2,804,956
Cirrus Logic, Inc.*	42,756	2,279,750
Integrated Device Technology, Inc.*	100,466	2,670,386
KLA-Tencor Corp.	27,790	2,945,740
Lam Research Corp.	16,531	3,058,896
Marvell Technology Group Ltd.	168,902	3,023,346
Micron Technology, Inc.*,[1]	155,980	6,134,693
Microsemi Corp.*	54,899	2,826,201
ON Semiconductor Corp.*,[1]	207,358	3,829,902
Qorvo, Inc.*,[1]	30,165	2,132,062
Skyworks Solutions, Inc.[1]	24,619	2,508,676

		34,214,608

Software: 7.36%
Activision Blizzard, Inc.	61,518	3,968,526
Electronic Arts, Inc.*	31,252	3,689,611
PTC, Inc.*	58,369	3,285,007
Take-Two Interactive Software, Inc.*	45,348	4,635,926
Ultimate Software Group, Inc. (The)*	15,898	3,014,261

		18,593,331

Specialty retail: 2.48%
TJX Cos., Inc. (The)[1]	85,045	6,270,368

Technology hardware, storage & peripherals: 2.05%
Western Digital Corp.[1]	59,855	5,171,472

Tobacco: 4.42%
Philip Morris International, Inc.[1]	100,517	11,158,392

Wireless telecommunication services: 1.26%
T-Mobile US, Inc.*,[1]	51,634	3,183,752

Total common stocks (cost $244,435,970)		310,823,990

Short-term investments: 0.29%
Investment companies: 0.29%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $742,470)	742,470	742,470

Total investments before investments sold short: 123.30% (cost $245,178,440)		311,566,460

Investments sold short: (24.31)%
Common stocks: (24.31)%
Beverages: (1.04)%
Constellation Brands, Inc., Class A	(9,128)	(1,820,580)
Dr Pepper Snapple Group, Inc.	(8,983)	(794,726)

		(2,615,306)

Biotechnology: (2.26)%
AbbVie, Inc.	(21,088)	(1,873,880)
Amgen, Inc.	(5,248)	(978,490)
Ligand Pharmaceuticals, Inc.	(9,895)	(1,347,204)
OPKO Health, Inc.	(89,626)	(614,834)
United Therapeutics Corp.	(7,611)	(891,933)

		(5,706,341)

	Shares	Value
Common stocks — (Continued)
Capital markets: (1.00)%
Charles Schwab Corp. (The)	(57,928)	$(2,533,771)

Chemicals: (0.31)%
Mosaic Co. (The)	(36,679)	(791,900)

Commercial services & supplies: (1.32)%
Healthcare Services Group, Inc.	(61,675)	(3,328,600)

Communications equipment: (0.76)%
Harris Corp.	(9,200)	(1,211,456)
Motorola Solutions, Inc.	(8,204)	(696,273)

		(1,907,729)

Electronic equipment, instruments & components: (1.61)%
Amphenol Corp., Class A	(8,651)	(732,221)
Arrow Electronics, Inc.	(9,922)	(797,828)
Keysight Technologies, Inc.	(20,832)	(867,861)
National Instruments Corp.	(39,690)	(1,673,727)

		(4,071,637)

Food products: (0.84)%
Campbell Soup Co.	(22,664)	(1,061,129)
McCormick & Co., Inc. (Non-Voting)	(10,410)	(1,068,482)

		(2,129,611)

Health care equipment & supplies: (1.61)%
Abaxis, Inc.	(18,632)	(831,919)
IDEXX Laboratories, Inc.	(11,323)	(1,760,613)
STERIS plc	(16,800)	(1,485,120)

		(4,077,652)

Health care providers & services: (1.23)%
Express Scripts Holding Co.	(15,000)	(949,800)
Owens & Minor, Inc.	(28,410)	(829,572)
Patterson Cos., Inc.	(34,087)	(1,317,462)

		(3,096,834)

Hotels, restaurants & leisure: (2.28)%
Choice Hotels International, Inc.	(35,539)	(2,270,942)
Hyatt Hotels Corp., Class A	(19,822)	(1,224,801)
Planet Fitness, Inc., Class A	(39,568)	(1,067,545)
Wendy’s Co. (The)	(76,938)	(1,194,847)

		(5,758,135)

Household products: (0.34)%
Clorox Co. (The)	(6,603)	(871,002)

Insurance: (1.12)%
CNO Financial Group, Inc.	(121,687)	(2,840,175)

Internet software & services: (0.59)%
Pandora Media, Inc.	(58,275)	(448,718)
Twitter, Inc.	(61,882)	(1,043,949)

		(1,492,667)

IT services: (0.38)%
Fidelity National Information Services, Inc.	(10,344)	(966,026)

Life sciences tools & services: (1.61)%
Mettler-Toledo International, Inc.	(2,850)	(1,784,556)
PerkinElmer, Inc.	(17,446)	(1,203,251)
Thermo Fisher Scientific, Inc.	(5,676)	(1,073,899)

		(4,061,706)

	Shares	Value
Common stocks — (Concluded)
Semiconductors & semiconductor equipment: (1.91)%
First Solar, Inc.	(38,819)	$(1,781,015)
NVIDIA Corp.	(11,075)	(1,979,878)
Texas Instruments, Inc.	(12,000)	(1,075,680)

		(4,836,573)

Software: (2.35)%
Cadence Design Systems, Inc.	(21,700)	(856,499)
Fortinet, Inc.	(30,000)	(1,075,200)
Proofpoint, Inc.	(13,038)	(1,137,174)
Red Hat, Inc.	(10,111)	(1,120,905)
Symantec Corp.	(24,995)	(820,086)
Workday, Inc., Class A	(8,866)	(934,388)

		(5,944,252)

Specialty retail: (1.52)%
Abercrombie & Fitch Co., Class A	(66,017)	(953,286)
American Eagle Outfitters, Inc.	(52,451)	(750,049)
Gap, Inc. (The)	(43,900)	(1,296,367)
Williams-Sonoma, Inc.	(16,662)	(830,767)

		(3,830,469)

Technology hardware, storage & peripherals: (0.23)%
HP, Inc.	(28,749)	(573,830)

Total investments sold short (proceeds $44,522,551)		(61,434,216)

Total investments, net of investments sold short: 98.99%		250,132,244
Cash and other assets, less liabilities: 1.01%		2,548,264

Net assets: 100.00%		$252,680,508

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2017 (unaudited)

For a listing of defined acronyms, counterparty abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$310,823,990	$—	$—	$310,823,990
Short-term investments	742,470	—	—	742,470
Total	$311,566,460	$—	$—	$311,566,460
Liabilities
Common stocks sold short	$(61,434,216)	$—	$—	$(61,434,216)

At September 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short.

Portfolio acronyms
ADR	American Depositary Receipt
CVA	Dutch Certification — Depository Certificate
GDR	Global Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Counterparty abbreviations
JPMCB	JPMorgan Chase Bank

Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated June 30, 2017.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2017

By:	/s/ Joanne Kilkeary
Joanne Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date: November 29, 2017